RELATED PARTY TRANSACTIONS SUMMARY OF TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of revenue and expense transactions with affiliates
A summary of revenue and expense transactions with our affiliates, including expenses directly charged and allocated to PBFX and our Predecessor, is as follows:

	Year Ended December 31,
	2016	2015	2014
Revenues	$175,448	$142,102	$59,403
Operating and maintenance expenses	5,121	4,533	2,298
General and administrative expenses	4,805	5,297	3,600